COLUMBIA FUNDS TRUST I                        COLUMBIA FUNDS TRUST XI
Columbia High Yield Opportunity Fund          Columbia Young Investor Fund
                                              Columbia Growth Stock Fund
                                              Columbia Asset Allocation Fund
COLUMBIA FUNDS TRUST III                      Columbia Dividend Income Fund
Columbia Liberty Fund                         Columbia Common Stock Fund
Columbia Core Bond Fund                       Columbia Large Cap Growth Fund
                                              Columbia Disciplined Value Fund
COLUMBIA FUNDS TRUST IV                       Columbia Small Cap Core Fund
Columbia Tax-Exempt Insured Fund              Columbia Small Company Equity Fund

COLUMBIA FUNDS TRUST V
Columbia U.S. Treasury Index Fund

COLUMBIA FUNDS TRUST VI
Columbia Small Cap Value Fund I

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA FUNDS  SERIES TRUST I
Columbia High Yield Municipal Fund





                                  THE COLUMBIA FUNDS
                           SUPPLEMENT TO EACH FUND'S CURRENT
                          STATEMENT OF ADDITIONAL INFORMATION

              This supplement applies to the "Funds" and "Trusts" listed above.



At meetings of the Funds' shareholders held September 16, 2005, October 7, 2005 and October 14, 2005, shareholders of the Funds elected the Funds' current Trustees to indefinite terms and approved the adoption of new fundamental investment restrictions.

1. Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson,
         Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth have been elected to serve as Trustees of the Funds.

2. Effective November 1, 2005, the following language replaces the language currently in the section of the Statement of Additional Information entitled FUNDAMENTAL INVESTMENT POLICIES:


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United
         States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.





SUP-39/91367-1005                                             November 1, 2005

                    COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
                      COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                      (the "Funds")

                      SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                         DATED MARCH 1, 2005, AS REVISED JULY 12, 2005



At a meeting of the Funds' shareholders held September 16, 2005, shareholders of the Funds elected the Funds' current Trustees to indefinite terms and approved the adoption of new fundamental investment restrictions.

1. Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick
         J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth have been elected to serve as Trustees of the Funds.

2. Effective November 1, 2005, the following language replaces the language currently in the section of the Statement of Additional Information entitled ADDITIONAL FUNDAMENTAL INVESTMENT
         POLICIES:

Additional Fundamental Investment Policies

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any
         applicable exemptive relief.   For purposes of this restriction, tax
         exempt securities that are supported solely by the revenues of a particular private entity will be deemed to have been issued by that entity.



SUP-39/91265-1005                                              November 1, 2005

                           COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                          COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                             COLUMBIA NEW YORK TAX-EXEMPT FUND
                                        (the "Funds")

                 SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED MARCH 1, 2005, AS REVISED JULY 12, 2005


At meetings of the Funds' shareholders held September 16, 2005 and October 7, 2005, shareholders of the Funds elected the Funds' current Trustees to indefinite terms and approved the adoption of new fundamental investment restrictions.

1. Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson,
         Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth have been elected to serve as Trustees of the Funds.

2. Effective November 1, 2005, the following language replaces the language currently in the section of the Statement of Additional Information entitled FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS:


FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security;
         or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
         (a) there is no limitation with respect
         to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

Each Fund will, under normal circumstances, invest at least 80% of its total assets in State Bonds, subject to applicable State requirements.


SUP-39/91369-1005                                            November 1, 2005

                                COLUMBIA UTILITIES FUND
                                     (the "Fund")
                  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATON
                                   DATED APRIL 1, 2005




At meetings of the Fund's shareholders held September 16, 2005 and October 7, 2005, shareholders elected the Fund's current Trustees to indefinite terms and approved the adoption of new fundamental investment restrictions.

1. Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas
         E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth have been elected to serve as Trustees of the Fund.

2. Effective November 1, 2005, the following language replaces the language currently in the section of the Statement of Additional Information entitled FUNDAMENTAL INVESTMENT POLICIES:


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.


The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.


The Fund may, as a matter of fundamental policy, concentrate more than 25% of its total assets in any single industry.



SUP-39/91400-1005                                              November 1, 2005

                              COLUMBIA WORLD EQUITY FUND
                                     (the "Fund")

                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATON
                                 DATED AUGUST 1, 2005




At meetings of the Fund's shareholders held September 16, 2005 and October 7, 2005, shareholders elected the Fund's current Trustees to indefinite terms and approved the adoption of new fundamental investment restrictions.

1. Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson,
         Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth have been elected to serve as Trustees of the Fund.

2. Effective November 1, 2005, the following language replaces the language currently in the section of the Statement of Additional Information entitled FUNDAMENTAL INVESTMENT POLICIES:


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
 The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

7. Invest more than 25% of its total assets in the securities of issuers whose principal business activities are in the same industry (excluding obligations of the U.S. government and repurchase agreements collateralized by obligations of the U.S. government), except that the Fund may invest without limit (but may not invest less than 25% of its total assets) in the securities of companies in the public utilities industry and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund.



SUP-39/91366-1005                                             November 1, 2005